Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operations
Net loss for the year	$ (5,750,583)	$ (4,691,322)	$ (2,459,661)
Items not involving cash:
Amortization	121
Share-based payments	2,190,000	632,450	990,321
Unrealized loss on marketable securities	66,899
Gain on option of exploration and evaluation assets	(832,302)
Write-down of exploration and evaluation assets	1,081,250	480,250	163,375
Flow-through recovery	(185,872)	(200,961)
Changes in non-cash operating assets and liabilities:
Amounts receivable and prepaid expenses	(328,434)	(652,571)	(116,842)
Accounts payable and accrued liabilities	355,607	(18,164)	189,869
Due to related parties	347,953	(53,442)	39,649
Cash used in operating activities	(3,055,361)	(4,503,760)	(1,193,289)
Investing activities
Acquisition of exploration & evaluation assets	(508,500)	(675,000)	(220,171)
Exploration and evaluation asset recoveries	716,377
Equipment purchases	(2,428)
Cash provided by (used in) investing activities	205,449	(675,000)	(220,171)
Financing activities
Proceeds from financing	6,620,375	3,200,000	2,390,050
Share issue costs	(217,371)	(82,442)	(156,341)
Proceeds from exercise of warrants		14,000	1,115,200
Cash provided by financing activities	6,403,004	3,131,558	3,348,909
Increase (decrease) in cash during the year	3,553,092	(2,047,202)	1,935,449
Cash, beginning of the year	111,486	2,158,688	223,239
Cash, end of the year	3,664,578	111,486	2,158,688
Supplemental information:
Shares issued for exploration and evaluation assets	931,526	5,027,000	679,500
Fair value of warrants issued in connection with financing	234,175	880,124	1,248,160
Fair value of shares issued to finders	24,083	19,134	41,534
Fair value of warrants exercised		11,150	228,317
Exploration and evaluation assets in accounts payable	1,834,000	18,000	121,000
Write-down of accrued exploration and evaluation acquisition costs included in accounts payable		$ 121,000